Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Unit Warrant grants and allocation of Proceeds

Unit Warrants
	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Warrant				Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

282,850	$9.28	$10.00	2.17	0.62%	72.36%	0.0%	$3.63	$1,027,000	$3,133,500	$1,122,400	$454,200	$1,556,900

2013 Unit Warrants
	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Warrant				Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

100,750	$9.01	$20.00	2.68	0.58%	76.29%	0.0%	$2.53	$254,700	$1,007,500	$415,000	$111,400	$481,100

Warrant assumptions

Issuance of Securities to Professional Service Providers

Assumption:	11/23/2015	12/11/2015
Market price per share	$6.75	$5.00
Exercise price per share	$7.00	$7.00
Risk-free interest rate	1.70%	1.16%
Contractual term in years	5.0	3.0
Volatility	77.95%	77.88%
Dividend rate	0.0%	0.0%

Fair Value per share	$4.22	$2.12
Warrant shares granted	7,500	37,500
Expense recognized	$31,700	$79,600

Modification of Warrants

Assumption:	Pre- modification	Post- modification
Market price per share	$10.00	$10.00
Exercise price per share (weighted average)	$30.23	$11.92
Risk-free interest rate (weighted average)	0.8%	0.83%
Remaining contractual term in years (weighted average)	2.26	2.26
Volatility (weighted average)	73.7%	73.7%
Dividend rate	0.0%	0.0%

Fair Value per share (weighted average)	$1.55	$3.79

Warrant Grants and Modifications

Assumption:	Pre- modification	Post- modification
Market price per share	$6.50	$6.50
Exercise price per share (weighted average)	$9.97	$7.00
Risk-free interest rate (weighted average)	1.74%	1.75%
Remaining contractual term in years (weighted average)	5.13	5.16
Volatility (weighted average)	78.8%	78.7%
Dividend rate	0.0%	0.0%

Fair Value per share (weighted average)	$3.65	$4.08

Assumption:	Pre-modification	Post-modification
Market price per share	$12.60	$12.60
Exercise price per share	$20.00	$10.00
Risk-free interest rate	0.44%	0.62%
Remaining contractual term in years	2.17	2.59
Volatility	75.6%	76.6%
Dividend rate	0.0%	0.0%

Fair Value per share	$3.73	$6.65

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$8.00	$8.00
Exercise price per share (weighted average)	$23.13	$13.00
Risk-free interest rate (weighted average)	0.04%	0.31%
Contractual term in years (weighted average)	0.24	1.24
Volatility (weighted average)	69.7%	69.8%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$0.22	$1.31

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share (weighted average)	$31.97	$24.68
Risk-free interest rate (weighted average)	0.33%	0.44%
Contractual term in years (weighted average)	1.40	2.10
Volatility (weighted average)	74.4%	75.8%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$1.08	$2.29

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$8.00	$8.00
Exercise price per share (weighted average)	$33.49	$10.00
Risk-free interest rate (weighted average)	0.51%	0.57%
Contractual term in years (weighted average)	2.06	2.34
Volatility (weighted average)	73.6%	74.4%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$0.91	$2.85

Warrants outstanding
		Shares Subject
Exercise		to Purchase at
Price	Expiration	December 31,
per Share	Date	2015

$7.00	9/30/2017 to 3/3/2023	4,169,645
$9.25	9/2/2020	50,000
$10.00	1/31/2016 to 1/11/2020	554,915
$15.00	2/14/2018 to 3/4/2018	75,389
$20.00	7/30/2016 to 9/15/2019	115,448
$30.00	2/13/2016 to 11/20/2017	6,100

		4,971,497

	March 31,
	2015	2014

Market price of common stock	$10.00	$9.20
Exercise price per share	$10.00	$9.80 to $10.00
Risk-free interest rate	0.74% to 1.37%	1.73%
Volatility	73.3% to 75.9%	75%
Term (years)	2.5 to 5.0	3.5 to 5.0
Dividend rate	0%	0%
Probability of Series A Preferred exchange	95%	95%

Fair value per share	$4.45 to $6.17	$5.20 to $5.80

Exercise Price per Share	Expiration Date	Shares Subject to Purchase at March 31, 2015

$10.00	1/31/2016 to 1/1/2020	1,064,683
$12.80	3/3/2023	147,000
$15.00	1/31/2016 to 6/11/2016	54,477
$20.00	7/30/2016 to 9/30/2017	186,388
$30.00	2/13/2016 to 3/4/2018	69,426
$40.00	9/15/2017	21,250
$60.00	2/13/2016	1,250

		1,544,474

Shares reserved for future issuance

At March 31, 2015, the Company has reserved shares of its common stock for future issuance as follows:

Upon exchange of all shares of Series A Preferred Stock currently issued and outstanding (1)	750,000

Warrant shares issuable to Platinum upon exercise of common stock warrant upon exchange of Series A preferred stock under the terms of the October 11, 2012 Note Purchase and Exchange Agreement	375,000

110% of shares issuable upon conversion of 10% senior secured convertible notes issued to Platinum in October 2012, February 2013, March 2013 and July 2013, including interest accrued through maturity (2)	563,871

Pursuant to warrants to purchase common stock:
Subject to outstanding warrants	1,544,474
Issuable pursuant to accrued interest through maturity on outstanding promissory notes issued to Morrison & Foerster, Cato Research Ltd., and University Health Network	33,612
1,578,086

Pursuant to stock incentive plans:
Subject to outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638
Available for future grants under the 2008 Stock Incentive Plan	40,491
248,129

For additional issuances under the 2014 Private Placement of Units and upon conversion of notes and accrued interest pursuant to the 2013 Private Placement of Units and 2014 Private Placement of Units	807,800

Total	4,322,886
____________
(1) assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum
(2) assumes conversion under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum and the terms of the individual notes

2014 Unit Proceeds [Member]
Unit Warrant grants and allocation of Proceeds
Unit Warrants
Warrant	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit	Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

24,250	$ 10.00	$ 10.00	1.70	0.45%	73.19%	0.00%	$ 3.69	$ 89,600	$ 280,000	$ 128,900	$ 32,900	$ 118,200

2015 Unit Proceeds [Member]
Unit Warrant grants and allocation of Proceeds
Unit Warrants
Warrant	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant

628,264	$ 10.86	$ 7.00	5.00	1.65%	77.16%	0.0%	$ 7.72	$ 4,849,100	$ 4,397,800	$ 2,585,900	$ 1,811,900